Bank loans (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of maturities

The maturities schedule is as follows:

	Maturities schedule
	2025	2025
Year ending December 31,	S$	US$
2026	38,728	30,108
2027	40,022	31,114
2028	43,344	33,697
2029	42,835	33,301

Total	164,929	128,220
Less: current portion	(38,728)	(30,108)
Long-term portion	126,201	98,112